Shareholders’ Equity (Details) - USD ($)			6 Months Ended	10 Months Ended
	Dec. 22, 2022	May 17, 2022	Jun. 30, 2023	Dec. 31, 2022	Feb. 14, 2023
Shareholders’ Equity (Details) [Line Items]
Preference shares, authorized			1,000,000	1,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Preference shares issued
Preference shares outstanding
Price per share (in Dollars per share)			$ 18
Percentage of equity proceeds			60.00%	60.00%
Price per market value (in Dollars per share)			$ 9.2	$ 9.2
Percentage of market value			115.00%	115.00%
Redemption trigger price (in Dollars per share)			$ 18	$ 18
Representative shares			103,500
Expire term			5 years
Public Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share)			$ 0.01	$ 0.01
Warrants issued			11,500,000
Warrants outstanding (in Dollars)				$ 0
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Percentage of market value			180.00%	180.00%
Placement Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants issued			565,375	565,375
Initial Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants issued			12,065,375	12,065,375
Representative shares				103,500
Initial Public Offering [Member] | Public Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants issued			11,500,000	11,500,000
Initial Public Offering [Member] | Placement Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants issued			565,375
Class A Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Temporary equity, shares issued			565,375
Representative shares			103,500
Class A Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized			100,000,000	100,000,000
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock voting rights
Ordinary shares issued			668,875	668,875
Ordinary shares outstanding			668,875	668,875
Common stock, redemption shares			12,168,875
Shares subject to possible redemption			11,500,000
Remaining shares			668,875
Class A Ordinary Shares | Public Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Share price (in Dollars per share)			$ 11.5	$ 11.5
Price per share (in Dollars per share)			11.5	11.5	$ 11.5
Class A Ordinary Shares | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share)				18
Class A Ordinary Shares | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Share price (in Dollars per share)			$ 9.2	$ 9.2
Class A Ordinary Shares | Previously Reported [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Ordinary shares issued
Ordinary shares outstanding
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized			10,000,000	10,000,000
Ordinary shares par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock voting rights				one
Ordinary shares issued			4,935,622	4,935,622
Ordinary shares outstanding			4,935,622	4,935,622
Owned percentage				30.00%
Shares subject to forfeiture	2,060,622
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares outstanding			4,935,622	4,935,622
Shares subject to forfeiture		643,777		643,777
Shares subject to forfeiture			643,777
Class B Ordinary Shares [Member] | Over-Allotment Option [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Shares subject to forfeiture		643,777
Ownership [Member] | Initial Public Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Initial shareholders ownership, percentage			30.00%